UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2013

Date of reporting period: April 30, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND APRIL 30, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 90.9%

	Shares	Value
CONSUMER DISCRETIONARY — 2.8%
Bed Bath & Beyond *	2,709	$186,379
BorgWarner *	1,805	141,097
Bridgepoint Education *	3,000	32,340
Carter’s *	4,444	290,593
Express *	20,301	369,681
Group 1 Automotive	16,390	991,267
Mohawk Industries *	810	89,813
Sonic Automotive, Cl A	27,240	599,008
Xueda Education Group ADR	40,186	137,034

		2,837,212

CONSUMER STAPLES — 2.4%
CVS/Caremark	12,670	737,141
Darling International *	19,362	358,391
Herbalife	32,478	1,289,701

		2,385,233

ENERGY — 7.3%
Alpha Natural Resources *	19,805	146,953
Atlas Pipeline Partners LP (B)	53,530	1,945,280
CARBO Ceramics	19,153	1,353,159
CONSOL Energy	19,591	659,041
Crosstex Energy	17,600	324,016
Dresser-Rand Group *	519	28,862
Gulfport Energy *	14,029	732,174
Noble	18,800	705,000
SemGroup, Cl A *	12,556	651,029
Tesco *	24,866	303,365
USA Compression Partners LP (B)	26,500	569,750

		7,418,629

FINANCIALS — 10.1%
Ares Commercial Real Estate	500	8,415
Berkshire Hathaway, Cl B *	7,920	842,055
Brookfield Property Partners LP (B)	9,033	199,449
CYS Investments *	117,710	1,463,135
Ezcorp, Cl A *	16,889	285,424
Federated Investors, Cl B	64,020	1,469,899
Fidelity National Financial, Cl A	8,018	215,283
First American Financial	16,394	438,867
Hannon Armstrong Sustainable Infrastructure Capital *	36,000	409,680
McGraw-Hill	2,510	135,816
MFA Financial	76,010	704,613
New York Community Bancorp	35,000	474,250
Piper Jaffray *	26,064	879,921
Safeguard Scientifics *	74,043	1,195,054
STAG Industrial	11,272	248,435
Stifel Financial *	2,734	88,089
TD Ameritrade Holding	31,568	628,519

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND APRIL 30, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS (continued)
Willis Group Holdings	13,430	$532,903

		10,219,807

HEALTH CARE — 9.6%
AMN Healthcare Services *	59,743	820,271
Centene *	6,500	300,300
Charles River Laboratories International *	6,320	274,857
Community Health Systems	3,547	161,637
DaVita *	11,681	1,385,951
Elan ADR *	67,704	792,137
Hospira *	43,969	1,456,253
Merit Medical Systems *	16,624	160,754
Natus Medical *	105,649	1,321,669
Questcor Pharmaceuticals	20,486	629,740
Rochester Medical *	56,205	763,264
Thermo Fisher Scientific	1,587	128,039
Trinity Biotech ADR	78,180	1,250,098
Xstelos Holdings	14,900	23,840
Zimmer Holdings	3,330	254,578

		9,723,388

INDUSTRIALS — 25.4%
Actuant, Cl A	17,350	543,055
Alliant Techsystems	3,558	264,573
Allied Defense Group * (A)	38,762	122,100
American Railcar Industries	9,912	353,958
ARC Document Solutions *	51,752	166,124
ATS Automation Tooling Systems *	26,019	261,751
Avis Budget Group *	19,841	572,214
Blount International *	85,888	1,192,984
CIRCOR International	3,558	168,400
Colfax *	20,940	977,270
Copart *	49,638	1,749,740
CPI Aerostructures *	216,886	1,997,520
Diana Containerships	10,000	56,900
Douglas Dynamics	8,212	114,886
Dycom Industries *	13,718	265,032
Esterline Technologies *	21,623	1,622,590
Gardner Denver	34,435	2,585,724
General Cable *	19,720	679,946
Harsco	25,034	546,492
Huron Consulting Group *	12,307	514,186
II-VI *	35,822	554,166
Interface, Cl A	40,787	682,774
ITT	13,500	372,600
Joy Global	17,188	971,466
KAR Auction Services	63,765	1,426,423
Kennametal	4,509	180,315
KHD Humboldt Wedag International	23,049	143,880

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND APRIL 30, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)
Luxfer Holdings ADR	5,586	$98,816
Manitowoc	5,770	108,245
MFC Industrial	19,662	159,066
Mine Safety Appliances	7,771	373,008
Mistras Group *	6,210	117,680
Oshkosh *	3,616	141,964
Rand Logistics *	39,473	229,733
Republic Airways Holdings *	22,427	250,958
Rockwell Collins	4,920	309,567
Spirit Aerosystems Holdings, Cl A *	29,363	586,966
Tennant *	8,129	388,729
Titan International	15,859	353,814
Titan Machinery *	51,974	1,172,533
Twin Disc	52,499	1,119,279
WABCO Holdings *	10,960	791,641
Xylem	18,469	512,515

		25,801,583

INFORMATION TECHNOLOGY — 17.2%
Advanced Energy Industries *	66,381	1,127,149
ATMI *	14,220	309,285
Benchmark Electronics *	19,520	348,237
Brocade Communications Systems *	27,313	158,962
Brooks Automation	94,818	921,631
ChipMOS TECHNOLOGIES Bermuda	40,311	593,781
Cogo Group *	426,664	814,928
Fidelity National Information Services	8,803	370,166
Forrester Research	42,040	1,507,134
GSI Technology *	59,244	369,683
Integrated Device Technology *	68,480	486,893
Integrated Silicon Solution *	79,966	733,288
Intevac *	84,796	384,126
IPG Photonics *	12,136	772,820
Magnachip Semiconductor *	88,433	1,418,465
Measurement Specialties *	12,648	540,955
Newport *	4,507	68,281
ON Semiconductor *	45,144	354,832
Polycom *	30,193	317,026
Richardson Electronics	58,049	680,915
Seagate Technology	39,541	1,451,155
SPS Commerce *	9,916	467,341
TechTarget *	83,207	369,439
Ultra Clean Holdings *	276,934	1,733,607
Vishay Precision Group *	44,096	631,896
Western Union	37,264	551,880

		17,483,875

MATERIALS — 16.1%
Agnico-Eagle Mines	54,203	1,750,215

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND APRIL 30, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS (continued)
Agrium	970	$88,920
Alamos Gold	13,210	183,883
Allegheny Technologies	43,537	1,174,628
Ashland	8,320	708,947
AuRico Gold	20,359	105,256
Berry Plastics Group *	20,069	381,311
Celanese, Cl A	10,862	536,692
Eastman Chemical	3,570	237,941
GSE Holding *	25,062	187,965
Huntsman	8,605	162,290
MAG Silver *	109,416	827,185
Material Sciences *	72,183	755,034
Materion	39,229	1,039,176
Methanex	22,443	951,134
Neenah Paper	35,617	1,024,345
Olin	13,960	337,413
Omnova Solutions *	105,921	706,493
Q2 Gold Resources * (A)	15,766	—
Reliance Steel & Aluminum *	2,630	171,134
Schnitzer Steel Industries, Cl A	47,723	1,170,645
SEMAFO	121,950	226,388
Silgan Holdings	18,431	882,292
SunCoke Energy Partners LP (B)	3,000	63,840
Tahoe Resources *	16,264	282,343
Taminco *	20,374	307,036
Tronox, Cl A	94,057	1,931,931
Universal Stainless & Alloy *	4,860	169,906

		16,364,343

TELECOMMUNICATION SERVICES — 0.0%
Towerstream *	6,791	16,298

TOTAL COMMON STOCK (Cost $66,729,567)		92,250,368

REGISTERED INVESTMENT COMPANIES — 1.3%
CLOSED-END FUNDS — 1.3%
BlackRock Floating Rate Income Strategies Fund	15,370	244,537
Eaton Vance Senior Floating-Rate Trust	21,080	366,160
Nuveen Credit Strategies Income Fund	67,442	716,234

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $1,154,059)		1,326,931

PREFERRED STOCK — 0.2%
MATERIALS — 0.2%
Molycorp 5.500% (Cost $280,959)	9,067	189,500

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND APRIL 30, 2013 (Unaudited)

CONVERTIBLE BONDS — 0.1%

	Face Amount/ Shares	Value
HEALTH CARE — 0.0%
KV Pharmaceutical 2.500%, 05/16/33 (D)	$345,000	$53,906

INDUSTRIALS — 0.1%
Wabash National 3.375%, 05/01/18	50,000	60,000

TOTAL CONVERTIBLE BONDS (Cost $281,342)		113,906

SHORT-TERM INVESTMENT — 7.4%
Fidelity Institutional Money Market Funds - Money Market Portfolio, Cl I, 0.170% (C) (Cost $7,520,151)	7,520,151	7,520,151

TOTAL INVESTMENTS — 99.9% (Cost $75,966,078)†		$101,400,856

Percentages are based on Net Assets of $101,499,675.

*	Non-income producing security.
(A)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees due to the company’s pending dissolution. The total value of such securities as of April 30, 2013 was $122,100 and represented 0.1% of net assets.
(B)	Securities considered Master Limited Partnerships. The total value of such securities as of April 30, 2013 was $2,778,319 or 2.7% of net assets.
(C)	The reporting rate is the 7-day effective yield as of April 30, 2013.
(D)	Security in default on interest payments.
†	At April 30, 2013, the tax basis cost of the Fund’s investments was $75,966,078, and the unrealized appreciation and depreciation were $26,820,924 and $(1,386,146) respectively.

ADR — American Depository Receipt

Cl — Class

LP — Limited Partnership

Amounts designated as “—” are $0.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$92,128,268	$—	$122,100	$92,250,368
Registered Investment Companies	1,326,931	—	—	1,326,931
Preferred Stock	189,500	—	—	189,500
Convertible Bonds	—	113,906	—	113,906
Short-Term Investment	7,520,151	—	—	7,520,151

Total Investments in Securities	$101,164,850	$113,906	$122,100	$101,400,856

For the period ended April 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

GRT-QH-001-1100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 28, 2013

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: June 28, 2013